Earnings Per Share - Schedule of Earnings Per Share, Basic and Diluted (Detail) - USD ($)		3 Months Ended									9 Months Ended		12 Months Ended
		Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Numerator:
Net income(loss)		$ 42,700,978	$ 38,000,000	$ 34,597,597	$ 47,000,000	$ 48,000,000	$ 49,000,000	$ 51,000,000	$ 40,000,000	$ 34,000,000	$ 143,742,500	$ 129,727,071	$ 168,000,000	[1]	$ 174,000,000		$ 167,000,000
Denominator:
Weighted average shares outstanding													99,000,000		99,000,000		99,000,000
Basic and diluted EPS			$ 0.38	$ 0.35	$ 0.48	$ 0.48	$ 0.49	$ 0.52	$ 0.40	$ 0.34			$ 1.70	[2]	$ 1.76	[2]	$ 1.69	[2]
Weighted average shares outstanding, Basic		98,981,557		99,000,000							98,916,894	99,000,000
Basic EPS	[3]	$ 0.43		$ 0.35							$ 1.45	$ 1.31
Weighted average shares outstanding, diluted		99,730,483		99,000,000							99,530,534	99,000,000
Diluted EPS	[3]	$ 0.43		$ 0.35							$ 1.44	$ 1.31

[1]	Net income earned prior to October 24, 2016, is included in Additional paid-in capital instead of Accumulated retained earnings since the accumulation of retained earnings began as of the date of issuance of the Company's common stock to Park Hotel & Resorts. See Note 1: Organization for further discussion.
[2]	Basic and diluted earnings per share was calculated based on shares distributed to Hilton Grand Vacations' shareholders on January 3, 2017. See Note 16: Earnings Per Share for further discussion.
[3]	For the three and nine months ended September 30, 2016, basic and diluted earnings per share was calculated based on shares distributed to Hilton Grand Vacations' stockholders on January 3, 2017. See Note 12: Earnings Per Share for additional information.